Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets [Abstract]
Intangible assets
10.	Intangible assets

	Carbon credits US$’000	Customer contracts US$’000	IT infrastructure US$’000	Total US$’000
Cost
At 1 January 2024	—	3,893	2,520	6,413
Additions	10,874	—	23	10,897
Transfer of carbon credits	(4,955)	—	—	(4,955)
At 31 December 2024	5,919	3,893	2,543	12,355
Accumulated amortisation charge
At 1 January 2024	—	3,531	1,592	5,123
Amortisation charge	—	362	441	803
At 31 December 2024	—	3,893	2,033	5,926
Net book value
At 31 December 2024	5,919	—	510	6,429
Cost
At 1 January 2023	—	3,728	2,685	6,413
Reclassification of balances	—	165	(165)	—
At 31 December 2023	—	3,893	2,520	6,413
Accumulated amortisation charge
At 1 January 2023	—	2,663	1,160	3,823
Amortisation charge	—	868	432	1,300
At 31 December 2023	—	3,531	1,592	5,123
Net book value
At 31 December 2023	—	362	928	1,290